OMM Debt (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Secured Debt, Current		$ 1,121,000	$ 0
Short-term Debt, Percentage Bearing Fixed Interest Rate		1.68%
Debt Instrument, Maturity Date		Dec. 30, 2020
Extinguishment of Debt, Amount		$ 594,000
Subsequent Event [Line Items]
Debt Instrument, Maturity Date		Dec. 30, 2020
Subsequent Event [Member]
Debt Disclosure [Abstract]
Debt Instrument, Maturity Date	Jun. 24, 2021
Subsequent Event [Line Items]
Debt Instrument, Fee	If the OMM Note is not paid in full, including the extension fee, on the Extension Date an additional fee of $472,000 is due and payable on demand.
Debt Instrument, Maturity Date	Jun. 24, 2021
Debt Instrument, Fee Amount	$ 118,000